Deferred Revenue - Schedule of change in deferred revenue (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Contract with Customer, Liability [Abstract]
Deferred revenue, beginning of period	$ 930,436	$ 1,060,040	$ 1,060,040	$ 604,134
Billings	3,401,102		5,040,665	5,127,696
Revenue recognized (prior year deferred revenue)	(915,931)	$ 919,764	(1,004,697)	(482,126)
Revenue recognized (current year deferred revenue)	(2,524,599)		(4,165,572)	(4,304,195)
Deferred revenue balance acquired (Demio)			0	114,531
Deferred revenue, end of period	$ 891,008		$ 930,436	$ 1,060,040